Financial Instruments Fair Value Risk - Summary of Reconciliation of Movements in Level 3 Valuations (Detail) - Fair value [member] - Level 3 fair value measurements of financial assets and financial liabilities [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets and liabilities beginning balance	€ (101)	€ (106)
Gains and losses recognised in profit and loss	272	26
Gains and losses recognised in other comprehensive income	(9)	2
Purchases and new issues	4	(89)
Sales and settlements	75	(17)
Transfers into Level 3		83
Assets and liabilities ending balance	€ 241	€ (101)